Annual Total Returns- SmartRetirement Blend 2045 Fund (I Shares) [BarChart] - I Shares - SmartRetirement Blend 2045 Fund - Class I	2013	2014	2015	2016	2017	2018	2019	2020
Total	20.64%	6.73%	(1.34%)	8.54%	20.17%	(8.56%)	24.26%	12.91%